Segment Reporting, including Geographic Area Data and Major Customers - Total Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 6,366,177	$ 3,877,895
Operating Segments | North America Services
Segment Reporting Information [Line Items]
Total assets	5,595,747	3,485,924
Operating Segments | International Services
Segment Reporting Information [Line Items]
Total assets	296,663	348,714
Operating Segments | Merchant Services
Segment Reporting Information [Line Items]
Total assets	3,295,509	689,781
Operating Segments | Netspend
Segment Reporting Information [Line Items]
Total assets	1,474,595	1,504,740
Intersegment Elimination
Segment Reporting Information [Line Items]
Total assets	$ (4,296,337)	$ (2,151,264)